EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2025
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 17 — EARNINGS PER SHARE

Basic and diluted earnings per share have been calculated in accordance with ASC 260 for the years ended December 31, 2024, 2023 and 2022.

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Numerator:
Net income /(loss) attributable to the Company’s ordinary shareholders – basic	$4,330,267	$(11,293,895)
Dilution impacts	—	—
Net income /(loss) attributable to the Company’s ordinary shareholders – diluted	4,330,267	(11,293,895)
Denominator:
Weighted average number of shares – basic	25,555,096	26,402,382
Effects of dilutive securities	—	—
Weighted average number of shares – diluted	25,555,096	26,402,382
Net income /(loss) per share, basic	$0.17	$(0.43)
Net income /(loss) per share, diluted	$0.17	$(0.43)

For the six months ended June 30, 2024, basic and diluted earnings per ordinary share is computed using the weighted average number of ordinary shares outstanding during the period. For the six months ended June 30, 2025, basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under treasury stock method. Potential ordinary shares include preferred shares, warrant and earnout shares granted, unless they were anti-dilutive. The computation of diluted net income/(loss) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net income/(loss) per share.

Shares related information for all periods retrospectively reflects the adjustments for Reverse Recapitalization (Note 3). The computation of diluted earnings per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts) on earnings per share. 8,823,529 Baird Medical Earnout Shares and 1,350,000 Earnout Shares are earnout arrangements that are subject to the contingently issuable shares guidance in ASC 260-10-45. They were excluded from the computation of earnings per share because they are included in the denominator in computing earnings per share only when the contingency has been met and there is no longer a circumstance in which those shares would not be issued in accordance with ASC260. 11,500,000 units of public warrants were excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the six months ended June 30,2024 and 2025.